Debt securities (Tables)	6 Months Ended
Jun. 30, 2019
Debt securities
Financial investments
Schedule of securities analysed according to external credit ratings

	30 Jun 2019 £m
						Other
				BBB+		(including
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	NAIC rated)	Total
Asia
With-profits	3,131	14,977	4,688	4,621	2,016	2,630	32,063
Unit-linked	405	196	458	1,502	378	664	3,603
Non-linked shareholder-backed	1,072	4,155	4,458	3,287	2,493	1,371	16,836
Asset management	12	—	37	—	—	—	49
US
Non-linked shareholder-backed	1,189	7,984	11,527	15,068	1,579	7,917	45,264
Other operations	510	1,144	129	20	50	7	1,860
Total debt securities	6,319	28,456	21,297	24,498	6,516	12,589	99,675

	31 Dec 2018 £m
						Other
				BBB+		(including
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	NAIC rated)	Total
Asia
With-profits	2,873	12,379	4,142	3,760	1,747	2,303	27,204
Unit-linked	817	100	492	1,431	426	715	3,981
Non-linked shareholder-backed	1,034	3,552	3,717	2,934	2,202	1,144	14,583
Asset management	11	—	60	—	—	—	71
US
Non-linked shareholder-backed	678	7,383	10,286	14,657	1,429	7,161	41,594
Other operations	619	1,089	151	41	49	18	1,967
Total continuing operations	6,032	24,503	18,848	22,823	5,853	11,341	89,400
Total discontinued UK and Europe operations*	10,938	18,204	18,645	19,728	3,444	14,997	85,956
Total debt securities	16,970	42,707	37,493	42,551	9,297	26,338	175,356

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Schedule of securities with credit ratings classified as "Other"

	2019 £m	2018 £m
Asia	30 Jun	31 Dec
Government bonds	37	36
Corporate bonds - rated as investment grade by local external ratings agencies	1,215	978
Other	119	130
Total Asia non-linked shareholder-backed other debt securities	1,371	1,144

	2019 £m			2018 £m
	Mortgage
	-backed	Other
US	securities	securities	30 Jun	31 Dec
Implicit ratings of other US debt securities based on NAIC* valuations (see below)
NAIC 1	2,184	3,337	5,521	5,006
NAIC 2	—	2,357	2,357	2,118
NAIC 3-6	3	36	39	37
Total US other debt securities†	2,187	5,730	7,917	7,161

*        The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

†Mortgage-backed securities totalling £2,003 million at 30 June 2019 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling £5,694 million at 30 June 2019 with NAIC ratings 1 or 2 are also designated as investment grade.

Debt securities | Jackson (US insurance operations)
Financial investments
Schedule of additional analysis of securities

	2019 £m	2018 £m
	30 Jun	31 Dec
Corporate and government security and commercial loans:
Government	6,094	5,465
Publicly traded and SEC Rule 144A securities*	27,419	26,196
Non-SEC Rule 144A securities	7,293	6,329
Asset backed securities (see note (e))	4,458	3,604
Total US debt securities†	45,264	41,594

*        A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

†        Debt securities for US operations included in the statement of financial position comprise:

	2019 £m	2018 £m
	30 Jun	31 Dec
Available-for-sale	44,178	40,849
Fair value through profit and loss	1,086	745
	45,264	41,594

Schedule of movements in unrealised gains and losses on available-for-sale securities

		Foreign	Changes in
		exchange	unrealised
	30 Jun 2019 £m	translation†	appreciation	31 Dec 2018 £m
	Reflected as part of movement in other comprehensive income
Assets fair valued at below book value
Book value*	2,339			25,330
Unrealised gain (loss)	(49)	14	862	(925)
Fair value (as included in statement of financial position)	2,290			24,405
Assets fair valued at or above book value
Book value*	39,592			15,933
Unrealised gain (loss)	2,296	30	1,755	511
Fair value (as included in statement of financial position)	41,888			16,444
Total
Book value*	41,931			41,263
Net unrealised gain (loss)	2,247	44	2,617	(414)
Fair value (as included in the footnote above in the overview table and the statement of financial position)	44,178			40,849

*   Book value represents cost/amortised cost of the debt securities.

†  Translated at the average rate of US$1.2939: £1.00.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)     Fair value of securities as a percentage of book value

The following table shows the fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	30 Jun 2019 £m		31 Dec 2018 £m
	Fair value	Unrealised loss	Fair value	Unrealised loss
Between 90% and 100%	2,221	(32)	23,662	(809)
Between 80% and 90%	38	(5)	707	(104)
Below 80%	31	(12)	36	(12)
Total	2,290	(49)	24,405	(925)

(ii)    Unrealised losses by maturity of security

	2019 £m	2018 £m
	30 Jun	31 Dec
1 year to 5 years	(2)	(72)
5 years to 10 years	(10)	(436)
More than 10 years	(19)	(372)
Mortgage-backed and other debt securities	(18)	(45)
Total	(49)	(925)

(iii)  Age analysis of unrealised losses for the periods indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	30 Jun 2019 £m			31 Dec 2018 £m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade*	Total	grade	grade*	Total
Less than 6 months	(1)	(4)	(5)	(20)	(141)	(161)
6 months to 1 year	(1)	(13)	(14)	(22)	(440)	(462)
1 year to 2 years	(1)	(9)	(10)	(10)	(142)	(152)
2 years to 3 years	—	(10)	(10)	—	(123)	(123)
More than 3 years	—	(10)	(10)	(2)	(25)	(27)
	(3)	(46)	(49)	(54)	(871)	(925)

*  For Standard and Poor, Moody’s and Fitch rated debt securities, those with ratings range from AAA to BBB- are designated as investment grade. For NAIC rated debt securities, those with ratings 1 or 2 are designated as investment grade.

Further, the following table shows the age analysis of the securities whose fair values were below 80 per cent of the book value:

	30 Jun 2019 £m		31 Dec 2018 £m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	26	(10)	32	(10)
3 months to 6 months	5	(2)	2	(1)
More than 6 months	—	—	2	(1)
	31	(12)	36	(12)

Asset-backed securities
Financial investments
Schedule of additional analysis of securities

The Group’s holdings in asset-backed securities (ABS), which comprise residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralised debt obligations (CDO) funds and other asset-backed securities, at 30 June 2019 are as follows:

	2019 £m	2018 £m
	30 Jun	31 Dec
Asia operations:note (i)
Shareholder-backed business	126	121
With-profits business	256	235
US operationsnote (ii)	4,458	3,604
Other operationsnote (iii)	315	445
Total for continuing operations	5,155	4,405
Total for discontinued UK and Europe operations*		6,676
Group total		11,081

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(i)

The Asia operations' exposure to asset-backed securities for the shareholder-backed business and with-profits business at 30 June 2019, is 100 per cent (31 December 2018: 99.8 per cent) investment grade.

(ii)	US operations’ exposure to asset-backed securities comprises:

	2019 £m	2018 £m
	30 Jun	31 Dec
RMBS
Sub-prime (30 Jun 2019: 2% AAA, 5% AA, 2% A)	88	96
Alt-A (30 Jun 2019: 17% AAA, 34% A)	101	105
Prime including agency (2019: 39% AAA, 45 % AA, 7% A)	579	441
CMBS (30 Jun 2019: 78% AAA, 16% AA, 3% A)	2,266	1,945
CDO funds (30 Jun 2019: 37% AAA, 33% AA, 30% A), including £nil exposure to sub-prime	353	13
Other ABS (30 Jun 2019: 15% AAA, 16% AA, 52% A), including £59 million exposure to sub-prime	1,071	1,004
Total (30 Jun 2019: 52% AAA, 21% AA, 18% A)	4,458	3,604

(iii)

Other operations’ exposure to asset-backed securities is held by Prudential Capital with no sub-prime exposure. Of the £315 million held at 30 June 2019, 100 per cent (31 December 2018: 99 per cent) are graded AAA.

Sovereign debt
Financial investments
Schedule of additional analysis of securities

	30 Jun 2019 £m		31 Dec 2018 £m
	Shareholder-	With-	Shareholder-	With-
	backed	profits	backed	profits
	business	funds	business	funds
Total Eurozone	—	—	378	440
United Kingdom	988	—	3,226	3,013
United States*	6,410	12,925	5,647	11,858
Indonesia	295	—	282	—
Singapore	132	1,719	164	1,658
Thailand	1,106	—	921	—
Vietnam	1,186	—	1,871	—
Other Asia	1,925	944	1,779	866
Other	98	25	125	221
Total	12,140	15,613	14,393	18,056
Analysed as:
Total from continuing operations			11,658	13,144
Total from discontinued UK and Europe operations†			2,735	4,912
			14,393	18,056

*   The exposure to the United States sovereign debt comprises holdings of the US and Asia insurance operations.

†  Classified as discontinued operations at 30 June 2019 (as described in note A2).

Bank debt securities
Financial investments
Schedule of additional analysis of securities

	30 Jun 2019 £m					2018 £m
	Senior debt	Subordinated debt				31 Dec
Shareholder-backed business	Total	Tier 1	Tier 2	Total	Group total	Group total
Spain	70	—	—	—	70	106
France	142	—	9	9	151	156
Germany	30	—	12	12	42	125
Netherlands	56	—	3	3	59	73
Other Eurozone	—	—	—	—	—	17
Total Eurozone	298	—	24	24	322	477
United Kingdom	598	8	95	103	701	1,346
United States	2,354	1	31	32	2,386	2,667
Asia	248	114	312	426	674	592
Other	470	—	75	75	545	645
Total	3,968	123	537	660	4,628	5,727

Analysed as:
Total from continuing operations						4,640
Total from discontinued UK and Europe operations*						1,087
						5,727

With-profits funds
Italy	—	—	—	—	—	38
Spain	2	—	—	—	2	17
France	7	—	27	27	34	352
Germany	—	—	47	47	47	229
Netherlands	8	—	10	10	18	266
Other Eurozone	—	—	—	—	—	74
Total Eurozone	17	—	84	84	101	976
United Kingdom	31	2	82	84	115	2,194
United States	16	1	3	4	20	2,730
Asia	279	363	299	662	941	1,015
Other	59	—	142	142	201	1,810
Total	402	366	610	976	1,378	8,725

Analysed as:
Total from continuing operations						1,287
Total from discontinued UK and Europe operations*						7,438
						8,725

*  Classified as discontinued operations at 30 June 2019 (as described in note A2).